Derivative Instruments - Schedule of Fair Value of Derivative Financial Instruments and Classification In Consolidated Balance Sheets (Parenthetical) (Detail) $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Apr. 12, 2024 CAD ($)
Derivatives, Fair Value [Line Items]
Interest rate cap, amount	$ 75,000,000		$ 136,500,000
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Interest rate cap, amount		$ 8.2